Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 10, 2022 to the Natixis ETF Prospectus and Summary Prospectus, each dated May 1, 2022, as may be revised or supplemented from time to time, for the following fund:
NATIXIS U.S. EQUITY OPPORTUNITIES ETF
(the “Fund”)
Effective July 1, 2022, the Fund’s Board of Trustees approved a proposal to reduce the Fund’s management fee rate on assets from 0.75% to 0.70%. Effective July 1, 2022, Natixis Advisors, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.85% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.70%
Distribution and/or service (12b‑1) fees	0.00%
Other expenses	1.32%
Total annual fund operating expenses	2.02%
Fee waiver and/or expense reimbursement[2]	1.17%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.85%
[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective July 1, 2022, as if such reduction had been in effect during the fiscal year ended December 31, 2021. The information has been restated to better reflect anticipated expenses of the Fund.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Advisor”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.85% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) the Fund’s current applicable expense limitation ratio. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are redeemed), and also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
	$87	$271	$632	$1,948

Natixis U.S. Equity Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 10, 2022 to the Natixis ETF Prospectus and Summary Prospectus, each dated May 1, 2022, as may be revised or supplemented from time to time, for the following fund:
NATIXIS U.S. EQUITY OPPORTUNITIES ETF
(the “Fund”)
Effective July 1, 2022, the Fund’s Board of Trustees approved a proposal to reduce the Fund’s management fee rate on assets from 0.75% to 0.70%. Effective July 1, 2022, Natixis Advisors, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.85% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.70%
Distribution and/or service (12b‑1) fees	0.00%
Other expenses	1.32%
Total annual fund operating expenses	2.02%
Fee waiver and/or expense reimbursement[2]	1.17%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.85%
[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective July 1, 2022, as if such reduction had been in effect during the fiscal year ended December 31, 2021. The information has been restated to better reflect anticipated expenses of the Fund.

[2]
Natixis Advisors, LLC (“Natixis Advisors” or the “Advisor”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.85% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) the Fund’s current applicable expense limitation ratio. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are redeemed), and also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
	$87	$271	$632	$1,948